CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Series A Redeemable Convertible Preferred Stock	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjustment Redeemable Convertible Preferred Stock [Member]	Common Stock		Common Stock Series A Redeemable Convertible Preferred Stock	Common Stock Cumulative Effect, Period of Adoption, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Series A Redeemable Convertible Preferred Stock	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income	As Previously Reported	As Previously Reported Redeemable Convertible Preferred Stock [Member]	As Previously Reported Common Stock	As Previously Reported Additional Paid-in Capital	As Previously Reported Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2017						213,588,410											52,189,169	60,166,667
Balance at beginning of period at Dec. 31, 2017		$ 41,856				$ 21				$ 76,107			$ (34,272)			$ (31,206)	$ 73,062	$ 1	$ 3,065	$ (34,272)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)	[1]					47,801,632
Issuance of redeemable convertible preferred stock, net of issuance costs	[1]	$ 209,000				$ 5				208,995
Repurchase of Series B redeemable convertible preferred stock (in shares)	[1]	(983,699)
Repurchase of Series B redeemable convertible preferred stock	[1]	$ (4,166)								(4,166)
Exercise of stock options (in shares)		0
Stock-based compensation		$ 3,843								3,843
Net loss		$ (64,293)											(64,293)
Balance at end of period (in shares) at Dec. 31, 2018		260,406,343
Balance at end of period at Dec. 31, 2018		$ 186,240				$ 26				284,779			(98,565)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization (in shares)						153,421,743												(52,189,169)
Retroactive application of recapitalization				$ 73,062	$ (73,062)				$ 20			$ 73,042
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)		5,132,291				6,671,998	[1]
Issuance of redeemable convertible preferred stock, net of issuance costs	[1]	$ 60,305				$ 1				60,304
Repurchase of Series B redeemable convertible preferred stock (in shares)	[1]	(3,575,750)
Repurchase of Series B redeemable convertible preferred stock	[1]	$ (31,356)								(30,259)			(1,097)
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares)	[1]	5,953,515
Issuance of Series D redeemable convertible preferred stock for in kind contribution	[1]	$ 58,000								58,000
Exercise of stock options (in shares)		1,266
Exercise of stock options		$ 1								1
Stock-based compensation		$ 4,858								4,858
Common stock issued for warrants exercised (in shares)	[1]	1,368,720
Common stock issued for warrants exercised	[1]		$ 6,116								$ 6,116
Net loss		$ (88,656)											(88,656)
Balance at end of period (in shares) at Dec. 31, 2019		270,826,092				270,826,092											82,297,742	60,167,334
Balance at end of period at Dec. 31, 2019		$ 195,508				$ 27				383,961		162	(188,480)	$ (162)		(188,479)	$ 383,987	$ 1	0	(188,480)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)	[2]					1,365,407
Issuance of redeemable convertible preferred stock, net of issuance costs	[2]	10,677								10,677
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares)	[2]					2,052,917
Issuance of Series D redeemable convertible preferred stock for in kind contribution	[2]	20,000								20,000
Stock-based compensation		1,313								1,313
Common stock issued for warrants exercised (in shares)								1,224
Common stock issued for warrants exercised			2								2
Net loss		(33,146)											(33,146)
Balance at end of period (in shares) at Mar. 31, 2020						274,245,640
Balance at end of period at Mar. 31, 2020		$ 193,526		(828)		$ 27				415,953		0	(222,454)	(828)
Balance at beginning of period (in shares) at Dec. 31, 2019		270,826,092				270,826,092											82,297,742	60,167,334
Balance at beginning of period at Dec. 31, 2019		$ 195,508				$ 27				383,961		162	(188,480)	(162)		(188,479)	$ 383,987	$ 1	0	(188,480)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(148,928)														(119,771)
Balance at end of period at Jun. 30, 2020		$ 829,949														880,804
Balance at beginning of period (in shares) at Dec. 31, 2019		270,826,092				270,826,092											82,297,742	60,167,334
Balance at beginning of period at Dec. 31, 2019		$ 195,508				$ 27				383,961		162	(188,480)	(162)		(188,479)	$ 383,987	$ 1	0	(188,480)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(228,632)														(237,220)
Balance at end of period at Sep. 30, 2020		$ 1,065,825														1,078,935
Balance at beginning of period (in shares) at Dec. 31, 2019		270,826,092				270,826,092											82,297,742	60,167,334
Balance at beginning of period at Dec. 31, 2019		$ 195,508				$ 27				383,961		162	(188,480)	(162)		(188,479)	$ 383,987	$ 1	0	(188,480)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)	[1]					6,581,340
Issuance of redeemable convertible preferred stock, net of issuance costs	[1]	$ 56,250				$ 1				56,249
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares)	[1]	9,443,353
Issuance of Series D redeemable convertible preferred stock for in kind contribution	[1]	$ 91,999				1				91,998
Business Combination and PIPE financing (in shares)		72,272,942
Business Combination and PIPE financing		$ 594,522				7				594,515
Exercise of stock options (in shares)		8,716,423
Exercise of stock options		$ 9,863								9,863
Issuance of shares upon release of RSUs (in shares)		194,306
Stock-based compensation		$ 137,991								137,991
Common stock issued for warrants exercised (in shares)		23,006,891
Common stock issued for warrants exercised		$ 265,463				$ 3				265,460
Net loss		(370,866)											(370,866)			(384,314)
Other comprehensive income		$ 239													$ 239
Balance at end of period (in shares) at Dec. 31, 2020		391,041,347				391,041,347
Balance at end of period at Dec. 31, 2020		$ 980,141		(828)		$ 39				1,540,037			(560,174)	(828)	239	987,476			1,560,820	(573,622)
Balance at beginning of period (in shares) at Mar. 31, 2020						274,245,640
Balance at beginning of period at Mar. 31, 2020		193,526		(828)		$ 27				415,953		0	(222,454)	(828)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(115,782)														(86,625)
Balance at end of period at Jun. 30, 2020		829,949														880,804
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(79,704)														(117,449)
Balance at end of period at Sep. 30, 2020		1,065,825														1,078,935
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ (142,236)														(147,096)
Balance at end of period (in shares) at Dec. 31, 2020		391,041,347				391,041,347
Balance at end of period at Dec. 31, 2020		$ 980,141		(828)		$ 39				1,540,037			(560,174)	$ (828)	239	$ 987,476			$ 1,560,820	$ (573,622)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)						807,143
Issuance of redeemable convertible preferred stock, net of issuance costs		$ 0								0
Exercise of stock options (in shares)		1,896,667
Stock-based compensation		$ 50,266								50,266
Common stock issued for warrants exercised (in shares)								1,896,667
Common stock issued for warrants exercised			$ 2,413								$ 2,413
Net loss		(120,224)											(120,224)
Other comprehensive income		(313)													(313)
Balance at end of period (in shares) at Mar. 31, 2021						393,745,157
Balance at end of period at Mar. 31, 2021		$ 912,283				$ 39				$ 1,592,716			$ (680,398)		$ (74)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization (in shares)					(82,297,742)				210,658,758
Retroactive application of recapitalization				$ 383,987	$ (383,987)				$ 26			$ 383,961

[1]	Issuance of redeemable convertible preferred stock and convertible preferred stock warrants have been retroactively restated to give effect to the recapitalization transaction.
[2]	Issuance of Series D redeemable convertible preferred stock has been retroactively restated to give effect to the recapitalization transaction.